Derivatives and Hedge Accounting - Gross carrying value of derivatives designated under fair value hedge accounting (Detail) - Derivatives [member] - Fair value hedges [member] - Interest rate risk [member]
€ in Millions
Dec. 31, 2018 EUR (€)
Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	€ 3,222
Hedging instrument, liabilities	4,085
Other interest rate derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	78
Hedging instrument, liabilities	€ 65